SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES AND JUDGMENTS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2022	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Research and development expense	$ 1,500		$ 1,680			$ 96,431
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment estimated useful life						3 years